Business Acquisitions (Details) - USD ($)	Dec. 31, 2019	Jul. 26, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Cash		$ 553,633
Accounts receivable, net		210,036
Contract assets		511,096
Other current assets		6,618
Property and equipment		17,825
Total assets acquired at fair value		1,299,208
Accounts payable		(59)
Contract liabilities		(80,168)
Other current liabilities		(16,121)
Other payables		(252,343)
Accrued salaries and benefits		(72,229)
Total liabilities assumed		(420,920)
Net assets acquired		878,288
Goodwill	$ 7,121,712	7,121,712
Total purchase price		$ 8,000,000